Basis of Consolidation and Accounting Policies - Summary of Newly Issued Financial Reporting Rules not yet Applied (Detail)	12 Months Ended
Dec. 31, 2023
Non-current Liabilities with Covenants - Amendments to IAS 1 and Classification of Liabilities as Current or Non-current - Amendments to IAS 1
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2024
Lease Liability in a Sale and Leaseback - Amendments to IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2024
Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2024
Lack of Exchangebility - Amendsments to IAS 21
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2025
Presentation and Disclosures in Financial Statements - IFRS 18
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2027